Cover Page	12 Months Ended
Mar. 31, 2020 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Title of 12(b) Security	American Depositary Shares, each represented by one Ordinary Share, par value 10 pence per share
Trading Symbol	WNS
Security Exchange Name	NYSE
Entity Registrant Name	WNS (HOLDINGS) LTD
Entity Central Index Key	0001356570
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Address, Country	IN
Entity Emerging Growth Company	false
Entity Filer Category	Large Accelerated Filer
Document Annual Report	true
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Transition Report	false
Entity Common Stock, Shares Outstanding	49,733,640